SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Net Loss - Basic and Fully Diluted	$ (113,899)	$ 552,278	$ (1,197,713)	$ 339,617
Weighted Average Shares Outstanding Basic	16,803,040	13,243,595	15,545,869	13,208,805
Weighted Average Shares Outstanding Fully Diluted	16,803,040	14,068,459	15,545,869	13,841,700
Income (Loss) Per Share Basic	$ (0.01)	$ 0.04	$ (0.08)	$ 0.03
Income (Loss) Per Share Fully diluted	$ (0.01)	$ 0.04	$ (0.08)	$ 0.02